Investments (Tables)	12 Months Ended
Dec. 31, 2024
Investments [Abstract]
Schedule of Short-Term Investments	Investments consisted of the following.
		Quoted	Significant	Significant
		Prices in	Other	Other
		Active	Observable	Unobservable
	December 31,	Markets	Inputs	Inputs
	2024	(Level 1)	(Level 2)	(Level 3)
Short-term investments
Trading securities	$5,355,552	$5,355,552	$-	$-
Held-to-maturity securities	17,576,988	17,576,988	-	-
Total	$22,932,540	$22,932,540	$-	$-

		Quoted	Significant	Significant
		Prices in	Other	Other
		Active	Observable	Unobservable
	December 31,	Markets	Inputs	Inputs
	2023	(Level 1)	(Level 2)	(Level 3)
Short-term investments
Trading securities	$5,837,445	$5,837,445	$-	$-
Held-to-maturity securities	3,000,000	3,000,000	-	-
Long-term investment
Held-to-maturity securities	1,000,000	1,000,000	-	-
Total	$9,837,445	$9,837,445	$-	$-

Schedule of Net Investment Gain (Loss)

Net investment gain (loss) for the years ended December 31, 2024, 2023 and 2022 consists of the following.

	December 31,
	2024	2023	2022
Gain (loss) from sales of short-term investments:
Trading securities	$(2,098)	$31,097	$(30,848)
Held-to-maturity securities	250,826	11,397	-
Unrealized holding gain (loss) from short-term investments:
Trading securities	87,513	49,245	(2,722)
Held-to-maturity securities	-	184,018	14,207
Unrealized holding gain from long-term investments:
Held-to-maturity securities	-	54,795	-
Net investment gain (loss)	$336,241	$330,552	$(19,363)